UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 14,2012

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$10,116,511,000


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   398896  4880659 SH       Sole                  4243505            637154
Alleghany Corp                 COM              017175100     2034     7128 SH       Sole                     6479               649
Altera Corporation             COM              021441100   318386  8581835 SH       Sole                  7416524           1165311
AON Corp                       COM              037389103   526869 11257881 SH       Sole                  9772228           1485653
Apache Corp                    COM              037411105   150206  1658267 SH       Sole                  1444730            213537
Ascent Capital Group Inc-A     COM              043632108     5732   113013 SH       Sole                   103590              9423
Bank of NY Mellon              COM              064058100      390    19605 SH       Sole                    19605
Berkley W R Corp               COM              084423102   369099 10732738 SH       Sole                  9309476           1423262
Berkshire Hathaway Class B     COM              084670702      389     5100 SH       Sole                     5100
Berkshire Hathaway Inc. Cl A   COM              084670108      344        3 SH       Sole                        3
Borg Warner Inc                COM              099724106     2040    32000 SH       Sole                    32000
Charles Schwab Corp New        COM              808513105    24426  2169272 SH       Sole                  1630172            539100
Cimarex Energy Co              COM              171798101     8076   130468 SH       Sole                   130468
Coca Cola Co                   COM              191216100   562186  8034666 SH       Sole                  6990524           1044142
Comcast Corp Cl A              COM              20030N101    11390   480367 SH       Sole                   476269              4098
Comcast Corp Special Cl A      COM              20030N200   422501 17932968 SH       Sole                 15482912           2450056
ConocoPhillips                 COM              20825c104      408     5600 SH       Sole                     5600
CVS Corp                       COM              126650100    34087   835879 SH       Sole                   761179             74700
Discovery Communications Cl A  COM              25470f104     1071    26131 SH       Sole                    19606              6525
Discovery Communications Cl C  COM              25470f302    38612  1024193 SH       Sole                   936648             87545
Ecolab Inc                     COM              278865100   460527  7966218 SH       Sole                  6918391           1047827
Fidelity National Information  COM              31620m106   155919  5863804 SH       Sole                  5129326            734478
General Electric Company       COM              369604103      333    18600 SH       Sole                    18600
Goldman Sachs Group Inc        COM              38141g104   279895  3095156 SH       Sole                  2656615            438541
Google Inc - Cl A              COM              38259P508   265435   410953 SH       Sole                   356237             54716
IShares Russell 1000 Value     COM              464287598     2447    38550 SH       Sole                    38550
Kraft Foods Inc                COM              50075n104   347518  9301878 SH       Sole                  8057527           1244351
Liberty Global Inc A           COM              530555101    46186  1125652 SH       Sole                   988002            137650
Liberty Global Inc Ser C       COM              530555309   513184 12985417 SH       Sole                 11142023           1843394
Loews Corp                     COM              540424108   275120  7307315 SH       Sole                  6384401            922914
McDonald's Corp                COM              580135101   140858  1403942 SH       Sole                  1218822            185120
Microsoft Corp                 COM              594918104   534664 20595699 SH       Sole                 17857168           2738531
National Instruments Corp      COM              636518102    12667   488146 SH       Sole                   442359             45787
Nestle S A Rep RG SH ADR       COM              641069406   251412  4353615 SH       Sole                  3753304            600311
Newfield Exploration Co        COM              651290108   226861  6012755 SH       Sole                  5202415            810340
News Corp Ltd Class A          COM              65248E104   376331 21094806 SH       Sole                 18028022           3066784
News Corp Ltd Class B          COM              65248E203    59862  3292761 SH       Sole                  3116811            175950
Noble Energy Inc               COM              655044105   359387  3807473 SH       Sole                  3278235            529238
Oracle Systems                 COM              68389X105   120477  4696947 SH       Sole                  4128081            568866
Pepsico                        COM              713448108   380980  5741968 SH       Sole                  4983268            758700
Praxair Inc                    COM              74005P104   448609  4196530 SH       Sole                  3634252            562278
Progressive Corp               COM              743315103   198750 10187064 SH       Sole                  8889888           1297176
Republic Services              COM              760759100      259     9400 SH       Sole                     9400
Sanofi ADR                     COM              80105n105      256     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      706    10341 SH       Sole                    10341
SPDR S&P 500 ETF Trust         COM              78462F103     8204    65370 SH       Sole                    65370
Teva Pharmaceutical ADR        COM              881624209    27383   678480 SH       Sole                   565315            113165
Thermo Fisher Scientific Inc   COM              883556102   208749  4641971 SH       Sole                  4033616            608355
Travelers Companies, Inc.      COM              89417E109      408     6900 SH       Sole                     6900
UnitedHealth Group Inc         COM              91324P102   406347  8017898 SH       Sole                  6942691           1075207
Vodafone Group PLC ADR         COM              92857w209   256451  9149162 SH       Sole                  7845962           1303200
Wal-Mart Stores Inc            COM              931142103   573050  9589183 SH       Sole                  8296795           1292388
Waste Management Inc           COM              94106L109   260134  7952724 SH       Sole                  6865456           1087268
Willis Group Holdings PLC      COM              g96666105    39737  1024150 SH       Sole                   932378             91772
Yahoo! Inc                     COM              984332106      265    16400 SH       Sole                    16400